Amounts Due to Related Party	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
AMOUNTS DUE TO RELATED PARTY

NOTE 10 – AMOUNTS DUE TO RELATED PARTY

As of March 31, 2020, $844,716 due to related party were payables due to Xuezhu Wang, CEO of the Company, for the payment of expenses on behalf of the Company. The Company repaid the amount due to CEO during the year ended March 31, 2021 and the amount due to related party was $0 at March 31, 2021.